Net Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Computations of Net Income Per Common Share

The computations of net income per common share are presented below.

(In Millions Except Share Information)	2011	2010	2009
BASIC NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	241,401,310	242,028,776	235,511,879
Net Income	$603.6	$669.5	$864.2
Less: Dividends on Preferred Stock	–	–	(111.1)

Net Income Applicable to Common Stock	$603.6	$669.5	753.1
Less: Earnings Allocated to Participating Securities	7.1	5.6	5.3

Earnings Allocated to Common Shares Outstanding	596.5	663.9	747.8
Basic Net Income Per Common Share	2.47	2.74	3.18

DILUTED NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	241,401,310	242,028,776	235,511,879
Plus Stock Option Dilution	410,074	473,755	904,150

Average Common and Potential Common Shares	241,811,384	242,502,531	236,416,029

Earnings Allocated to Common and Potential Common Shares	$596.5	$663.9	$747.8
Diluted Net Income Per Common Share	2.47	2.74	3.16

Note: Common stock equivalents totaling 13,240,787, 8,392,686, and 7,146,701 for the years ended December 31, 2011, 2010, and 2009, respectively, were not included in the computation of diluted earnings per share because their inclusion would have been antidilutive.